T. ROWE PRICE U.S. Treasury Intermediate Index Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
8.1%
U.S. Government Obligations 8.1%
Government National Mortgage Assn.
2.50%, 1/20/51 8,977 9,324
3.00%, 6/20/32 - 7/20/50 27,021 28,265
3.50%, 9/20/49 - 6/20/50 12,173 13,263
4.50%, 10/20/39 - 11/20/46 1,855 2,086
5.00%, 8/20/47 - 11/20/48 6,627 7,355
5.50%, 3/20/49 159 176
6.00%, 8/20/34 - 5/20/38 211 248
6.50%, 5/15/24 1 1
8.00%, 7/15/25 1 1
8.50%, 4/15/23 1 1
Government National Mortgage Assn., CMO, 2.50%, 1/20/50 2,370 2,486
Government National Mortgage Assn., CMO, ARM
1M USD LIBOR + 0.40%, 0.511%, 6/20/49 940 944
1M USD LIBOR + 0.43%, 0.541%, 9/20/49 981 984
1M USD LIBOR + 0.45%, 0.561%, 8/20/49 - 3/20/50 33,546 33,710
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $98,155) 98,844
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
89.6%
U.S. Treasury Obligations 89.6%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30 11,581 12,689
U.S. Treasury Notes, 0.25%, 5/31/25 29,000 28,606
U.S. Treasury Notes, 0.25%, 6/30/25 36,300 35,773
U.S. Treasury Notes, 0.25%, 7/31/25 37,400 36,821
U.S. Treasury Notes, 0.25%, 8/31/25 39,000 38,348
U.S. Treasury Notes, 0.25%, 9/30/25 39,000 38,311
U.S. Treasury Notes, 0.25%, 10/31/25 14,000 13,740
U.S. Treasury Notes, 0.375%, 4/30/25 24,200 24,022
U.S. Treasury Notes, 0.375%, 1/31/26 22,450 22,089
U.S. Treasury Notes, 0.375%, 9/30/27 15,300 14,640
U.S. Treasury Notes, 0.50%, 2/28/26 22,500 22,261
U.S. Treasury Notes, 0.50%, 4/30/27 23,000 22,353
U.S. Treasury Notes, 0.50%, 5/31/27 24,700 23,974
U.S. Treasury Notes, 0.50%, 8/31/27 17,800 17,196
U.S. Treasury Notes, 0.50%, 10/31/27 21,200 20,432
U.S. Treasury Notes, 0.625%, 11/30/27 22,200 21,544
U.S. Treasury Notes, 0.625%, 5/15/30 49,300 46,219

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.625%, 8/15/30 2,098 1,960
U.S. Treasury Notes, 0.75%, 1/31/28 11,000 10,742
U.S. Treasury Notes, 0.875%, 11/15/30 17,700 16,890
U.S. Treasury Notes, 1.125%, 2/28/25 22,000 22,533
U.S. Treasury Notes, 1.125%, 2/28/27 16,400 16,587
U.S. Treasury Notes, 1.375%, 1/31/25 18,100 18,717
U.S. Treasury Notes, 1.375%, 8/31/26 22,900 23,569
U.S. Treasury Notes, 1.50%, 8/15/26 20,870 21,623
U.S. Treasury Notes, 1.50%, 1/31/27 21,700 22,432
U.S. Treasury Notes, 1.50%, 2/15/30 30,300 30,783
U.S. Treasury Notes, 1.625%, 2/15/26 10,900 11,387
U.S. Treasury Notes, 1.625%, 5/15/26 15,000 15,656
U.S. Treasury Notes, 1.625%, 9/30/26 21,200 22,101
U.S. Treasury Notes, 1.625%, 10/31/26 22,700 23,651
U.S. Treasury Notes, 1.625%, 11/30/26 7,700 8,020
U.S. Treasury Notes, 1.75%, 12/31/26 21,900 22,964
U.S. Treasury Notes, 1.75%, 11/15/29 24,300 25,249
U.S. Treasury Notes, 1.875%, 6/30/26 10,000 10,567
U.S. Treasury Notes, 1.875%, 7/31/26 10,215 10,793
U.S. Treasury Notes, 2.00%, 8/15/25 20,100 21,337
U.S. Treasury Notes, 2.125%, 5/15/25 21,575 22,994
U.S. Treasury Notes, 2.125%, 5/31/26 10,000 10,697
U.S. Treasury Notes, 2.25%, 11/15/25 25,650 27,542
U.S. Treasury Notes, 2.25%, 3/31/26 6,000 6,454
U.S. Treasury Notes, 2.25%, 2/15/27 26,565 28,620
U.S. Treasury Notes, 2.25%, 11/15/27 12,290 13,237
U.S. Treasury Notes, 2.375%, 4/30/26 19,900 21,536
U.S. Treasury Notes, 2.375%, 5/15/27 11,690 12,687
U.S. Treasury Notes, 2.375%, 5/15/29 3,994 4,347
U.S. Treasury Notes, 2.50%, 2/28/26 7,400 8,050
U.S. Treasury Notes, 2.625%, 3/31/25 5,300 5,749
U.S. Treasury Notes, 2.625%, 12/31/25 6,400 6,991
U.S. Treasury Notes, 2.625%, 1/31/26 5,000 5,466
U.S. Treasury Notes, 2.625%, 2/15/29 21,860 24,200
U.S. Treasury Notes, 2.75%, 6/30/25 3,000 3,278
U.S. Treasury Notes, 2.75%, 8/31/25 2,500 2,736
U.S. Treasury Notes, 2.75%, 2/15/28 5,755 6,393
U.S. Treasury Notes, 2.875%, 5/31/25 5,000 5,486
U.S. Treasury Notes, 2.875%, 7/31/25 3,000 3,298
U.S. Treasury Notes, 2.875%, 5/15/28 14,400 16,146
U.S. Treasury Notes, 2.875%, 8/15/28 21,100 23,695
U.S. Treasury Notes, 3.00%, 9/30/25 6,800 7,527
U.S. Treasury Notes, 3.125%, 11/15/28 (1) 26,900 30,729
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $1,091,513) 1,094,437

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS
2.4%
Money Market Funds 2.4%
T. Rowe Price Treasury Reserve Fund, 0.05% (2)(3) 28,767 28,767
Total Short-Term Investments (Cost $28,767) 28,767
Total Investments in Securities 100.1%
(Cost $1,218,435) $ 1,222,048
Other Assets Less Liabilities (0.1)% (976)
Net Assets 100.0% $ 1,221,072
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2) Seven-day yield
(3) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
(0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes ten year futures contracts, Call,
3/26/21 @ $133.75 92 12,210 (37)
U.S. Treasury Notes ten year futures contracts, Put,
3/26/21 @ $131.50 92 12,210 (45)
Total Options Written (Premiums $(90)) $ (82)

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized Gain
(Loss)
Short, 236 U.S. Treasury Long Bond contracts 6/21 (37,576) $ 377
Long, 1,331 U.S. Treasury Notes five year contracts 6/21 165,002 (1,354)
Short, 546 U.S. Treasury Notes ten year contracts 6/21 (72,464) 892
Short, 443 U.S. Treasury Notes two year contracts 6/21 (97,799) 79
Long, 4 Ultra U.S. Treasury Bonds contracts 6/21 756 (3)
Long, 543 Ultra U.S. Treasury Notes ten year
contracts 6/21 80,008 (815)
Net payments (receipts) of variation margin to date 893
Variation margin receivable (payable) on open futures
contracts $ 69

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.05% $ —# $ — $ 21+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Treasury Reserve
Fund, 0.05% $ 61,070  ¤  ¤ $ 28,767^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $21 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,767.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Treasury Intermediate Index Fund (the fund), formerly the T. Rowe
Price U.S. Treasury Intermediate Fund, is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F66-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,193,281 $ — $ 1,193,281
Short-Term Investments 28,767 — — 28,767
Total Securities 28,767 1,193,281 — 1,222,048
Futures Contracts* 1,348 — — 1,348
Total $ 30,115 $ 1,193,281 $ — $ 1,223,396
Liabilities
Options Written $ 82 $ — $ — $ 82
Futures Contracts* 2,172 — — 2,172
Total $ 2,254 $ — $ — $ 2,254
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.